Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	$ 16,731	$ 19,971
Real estate 1-4 family first mortgage [Member] | PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	16,018	19,190
Real estate 1-4 family first mortgage [Member] | PCI Loans UPB [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	20,803	24,135
Real estate 1-4 family junior lien mortgage [Member] | PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	36	69
Real estate 1-4 family junior lien mortgage [Member] | PCI Loans UPB [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	192	229
Residential Mortgage [Member] | PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	16,054	19,259
Residential Mortgage [Member] | PCI Loans UPB [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	20,995	24,364
Financing Receivables, 1 to 29 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	16,095	18,086
Financing Receivables, 1 to 29 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	171	202
Financing Receivables, 1 to 29 Days Past Due [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	16,266	18,288
Financing Receivables, 30 to 59 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	1,488	1,686
Financing Receivables, 30 to 59 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	7	7
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	1,495	1,693
Financing Receivables, 60 to 89 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	668	716
Financing Receivables, 60 to 89 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	2	3
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	670	719
90-119 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	233	293
90-119 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	2	2
90-119 Days Past Due [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	235	295
120-179 DPD member [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	238	319
120-179 DPD member [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	2	3
120-179 DPD member [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	240	322
180 plus DPD [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	2,081	3,035
180 plus DPD [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	8	12
180 plus DPD [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	$ 2,089	$ 3,047